Related party transactions	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related party transactions

20	Related party transactions

Remuneration of key management personnel

Key management personnel consisted only of the directors for whom aggregate remuneration was €NIL and any other further required disclosures as per IAS 24.17 are €NIL for these consolidated financial periods.

Other transactions with related parties

For the years ended December 31, 2024 and 2023, the Company incurred €NIL and €1,100,000 respectively, with regards to management fees by Malbrite Limited and Kurdam Inc., companies controlled by Jack Kaye, a director of Davion Healthcare Plc. For the year ended December 31, 2024 and 2023, the Company incurred €400,000 and €600,000, respectively, with regards to director fees by David Paul Alexander Over, a director of Davion Healthcare Plc. The balance payable to David Paul Alexander Over was paid in full with share issuances. For the year ended December 31, 2023, the Company paid approximately €287,000 for marketing services to Tulk House International Limited, a company controlled by David Paul Alexander Over, a director for Davion Healthcare Plc.

For the year ended December 31, 2024 and 2023, the Company incurred €NIL and €77,415, respectively, with regards to management fees by Rallinson Limited, a company controlled by Jack Kaye, a director of Davion Healthcare Plc.

For the year ended December 31, 2024 and 2023, the Company incurred €NIL and €1,707,178, respectively, with regards to research and development costs by Rallinson Limited, a company controlled by Jack Kaye, a director of Davion Healthcare Plc.

For the year ended December 31, 2024 and 2023, the Company incurred €NIL and €556,279 respectively, with regards to research and development costs by Malbrite Limited, a company controlled by Jack Kaye, a director of Davion Healthcare Plc.

	Year ended December 31, 2024	Year ended December 31, 2023
	€	€

Administrative expenses
Rent	2,184	2,942
Service charge payable	1,090,330	821,165
Software costs	–	26,562
Travelling expenses	–	15,049
Legal and professional fees	50,602	19,933
Consultancy fees	152,910	1,113,150
Accountancy	15,163	–
Bank charges	1,007	827
Public relations	–	292,857
Sundry expenses	–	430
Profit or loss on foreign exchange	(2)	(181)
Total Administrative expenses	1,312,194	2,292,734